Reconciliation of Net Cash Flow to Movement in Net Debt - Summary of Net Debt (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net debt [Abstract]
Net debt at beginning of year	£ (13,804)	£ (10,727)	£ (14,377)
(Decrease)/increase in cash and bank overdrafts	(905)	(1,164)	1,503
(Decrease)/increase in liquid investments	(4)		2
Net increase in long-term loans	(2,233)
Net repayment of/(increase in) short-term loans	3,200	(148)	2,412
Net repayment of obligations under finance leases	23	18	25
Exchange adjustments	585	(1,781)	(268)
Other non-cash movements	(40)	(2)	(24)
Movement in net debt	626	(3,077)	3,650
Net debt at end of year	£ (13,178)	£ (13,804)	£ (10,727)